Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (777,717)	¥ (5,590,543)	¥ (166,476)	¥ (102,338)
Deferred income tax benefits/(provision)	(76,165)	(547,502)	2,666,910	3,901,192
Income tax credit/(expenses)	$ (853,882)	¥ (6,138,045)	¥ 2,500,434	¥ 3,798,854